RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500

	2025	2024
Net assets available for benefits per Statements of Net Assets Available for Benefits	$158,958,581	$137,444,523
Adjustment for deemed distributed loans	(139,855)	(137,412)
Net assets available for benefits per the Form 5500	$158,818,726	$137,307,111

Net increase per Statements of Changes in Net Assets Available for Benefits	$21,514,058	$8,669,934
Adjustment for deemed distributed loans	(2,443)	(20,963)
Net income per Form 5500	$21,511,615	$8,648,971